CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables by Nature (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	€ 349,176	€ 261,380
Dealers
Disclosure of financial assets [line items]
Trade receivables	153,894	122,177
Sponsorship and commercial activities
Disclosure of financial assets [line items]
Trade receivables	81,863	32,357
Brand activities
Disclosure of financial assets [line items]
Trade receivables	26,189	30,587
Stellantis Group companies
Disclosure of financial assets [line items]
Trade receivables	3,654	20,398
Other
Disclosure of financial assets [line items]
Trade receivables	€ 83,576	€ 55,861